Subsequent Events (Details Narrative) - USD ($)		1 Months Ended				9 Months Ended	12 Months Ended
	Mar. 06, 2017	Nov. 30, 2017	Oct. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt principal amount						$ 3,188,081
Number of shares issued						3,096,483		421,797
Common Stock [Member]
Number of shares issued						3,040,239	11,180,289
Series A Preferred Stock [Member]
Number of shares issued up on conversion						343,279
Number of shares issued						13,367,100	62,854	960,929
Subsequent Event [Member]
Debt principal amount		$ 150,000
Debt interest rate		10.00%
Debt maturity date		Apr. 15, 2018
Number of shares issued				280,000
Subsequent Event [Member] | Common Stock [Member]
Number of shares issued up on conversion			300,000
Number of shares issued	5,517,900			5,517,900	5,517,900
Subsequent Event [Member] | Series A Preferred Stock [Member]
Number of shares issued up on conversion			30,000
Number of shares issued	531,790	100,000		531,790	531,790